Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Centrys

1-31646

NYSE

03018115

RECD S.E.C.
APR 2 2003
1086

April 2, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, NEUBERGER BERMAN REALTY INCOME FUND INC., Shares of Common Stock, $0.0001 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 2, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]

PROCESSED
APR 04 2003
THOMSON FINANCIAL